Financial instruments and risk management (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Financial Instruments And Risk Management
Derivatives financial instruments		R$ 276,951	R$ 198,027
Derivatives financial instruments		393,372	208,787
Other derivatives	[1]	624,671	457,892
Other derivatives	[1]
Derivatives		901,622	655,919
Derivatives		393,372	208,787
Current installment		(239,189)	(134,292)
Current installment		(343,142)	(194,837)
Non-current installment		662,433	521,627
Non-current installment		R$ 50,230	R$ 13,950

[1]	Other derivatives are instruments of share subscription options represent the option of the Company to subscribe 5.52% of the shares of C6 capital, where the Group/Company paid a share subscription premium in the amount of R$ 23.9 million. As required by IFRS 9, the financial instrument must be valued at its fair value that on December 31, 2022 and December 31, 2021 corresponds to R$ 624 million and R$ 458 million, respectively. The impact of the mark-to-market of the stock conversion option calculated, of R$ 600.1 million, represents the difference in the fair value of the option less the amount paid for the share subscription premium. This financial instrument was measured at fair value and will be subsequently revaluated and recorded in the Company’s results for the year, considering the arbitration risks disclosed in Note 29.